OPPENHEIMER TRINITY VALUE FUND
                Supplement dated September 1, 1999 to the
                         Prospectus dated August 30 1999


The supplement dated August 30, 1999 is no longer in effect and is hereby removed.





























September 1, 1999                                             PS0381.002

                     OPPENHEIMER TRINITY VALUE FUND
                Supplement dated September 1, 1999 to the
        Statement of Additional Information dated August 30, 1999

The supplement dated August 30, 1999 is no longer in effect and is hereby removed.




































September 1, 1999                                             PX0381.002